Employee Benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense [abstract]
Wages and salaries	R$ 2,107,677	R$ 1,923,480	R$ 1,727,760
Social security contributions	460,311	335,081	353,789
Profit sharing and annual bonuses	171,931	221,289	213,942
Expense from share-based payment transactions with employees	232,672	251,239	213,076
Total of employee benefits	R$ 2,972,591	R$ 2,731,089	R$ 2,508,567